UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-09357

                            JNLNY Variable Fund I LLC
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               (Exact name of registrant as specified in charter)


                    1 Corporate Way, Lansing, Michigan 48951
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                    (Address of principal executive offices)


                                  Susan S. Rhee
                     Jackson National Asset Management, LLC
                                 1 Corporate Way
                             Lansing, Michigan 48951
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                     (Name and Address of agent of service)


Registrant's telephone number, including area code:  (517) 381-5500

Date of fiscal year end:   December 31

Date of Reporting Period:  July 1, 2003 - June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

     (a)  The name of the issuer of the portfolio security;

     (b)  The exchange ticker symbol of the portfolio security;

     (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

     (d)  The shareholder meeting date;

     (e)  A brief identification of the matter voted on;

     (f)  Whether the matter was proposed by the issuer or by a security holder;

     (g)  Whether the Registrant cast its vote on the matter;

     (h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i)  Whether the Registrant cast its vote for or against management.

EXHIBIT A


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09357
Reporting Period: 07/01/2003 - 06/30/2004
JNLNY Variable Fund I LLC









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============== JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND NY I ===============


COSCO PACIFIC LIMITED

Ticker:                      Security ID:  G2442N104
Meeting Date: MAY 21, 2004   Meeting Type: Annual
Record Date:  MAY 17, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Accept Financial Statements and Statutory For       For        Management
      Reports
2     Approve Final Dividend of HK$0.18 Per     For       For        Management
      Share
3a1   Reelect Zhang Fusheng as Director         For       For        Management
3a2   Reelect Wang Futian as Director           For       For        Management
3a3   Reelect Gao Weijie as Director            For       For        Management
3a4   Reelect Chen Hongsheng as Director        For       For        Management
3a5   Reelect Ma Zehua as Director              For       For        Management
3a6   Reelect Ma Guichuan as Director           For       For        Management
3a7   Reelect Li Yunpeng as Director            For       For        Management
3a8   Reelect He Jiale as Director              For       For        Management
3a9   Reelect Liu Guoyuan as Director           For       For        Management
3a10  Reelect Li Jianhong as Director           For       For        Management
3a11  Reelect Sun Yueying as Director           For       For        Management
3a12  Reelect Qin Fuyan as Director             For       For        Management
3a13  Reelect Li Kwok Po, David as Director     For       For        Management
3b    Approve Remuneration of Directors         For       For        Management
4     Reappoint PricewaterhouseCoopers as       For       For        Management
      Auditors and Authorize Board to Fix Their
      Remuneration


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COSCO PACIFIC LIMITED

Ticker:                      Security ID:  G2442N104
Meeting Date: MAY 21, 2004   Meeting Type: Special
Record Date:  MAY 17, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Issuance of Equity or             For       Against    Management
      Equity-Linked Securities without
      Preemptive Rights
2     Approve Repurchase of Up to 10 Percent of For       For        Management
      Issued Capital
3     Authorize Reissuance of Repurchased       For       For        Management
      Shares
1     Amend Bylaws Re: Voting at Meetings,      For       For        Management
      Nomination of Directors, Material
      Interest of Directors in Contracts
      Entered into by the Company


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GKN PLC (GUEST KEEN & NETFLD.)

Ticker:                      Security ID:  G39004232
Meeting Date: MAY 20, 2004   Meeting Type: Annual
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Accept Financial Statements and Statutory For       For        Management
      Reports
2     Approve Final Dividend of 7.8 Pence Per   For       For        Management
      Ordinary Share
3     Re-elect Roy Brown as Director            For       For        Management
4     Re-elect Ian Griffiths as Director        For       For        Management
5     Elect Helmut Mamsch as Director           For       For        Management
6     Elect Sir Christopher Meyer as Director   For       For        Management
7     Re-appoint PricewaterhouseCoopers LLP as  For       For        Management
      Auditors of the Company
8     Authorise Board to Fix Remuneration of    For       For        Management
      the Auditors
9     Approve Remuneration Report               For       For        Management
10    Authorise 73,411,339 Ordinary Shares for  For       For        Management
      Market Purchase
11    Amend Articles of Association Re: Sale of For       For        Management
      Treasury Shares
12    Approve GKN Long Term Incentive Plan 2004 For       For        Management
13    Approve GKN Executive Share Option Scheme For       For        Management
      2004
14    Approve New Overseas Executive Incentive  For       For        Management
      Schemes


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MTR CORP

Ticker:                      Security ID:  Y6146T101
Meeting Date: JUN 3, 2004    Meeting Type: Annual
Record Date:  MAY 28, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Accept Financial Statements and Statutory For       For        Management
      Reports
2     Approve Final Dividend of HK$0.28 Per     For       For        Management
      Share
3a    Reelect Chow Chung Kong as Director       For       For        Management
3b    Reelect Christine Fang Meng Sang as       For       For        Management
      Director
3c    Reelect Raymond Ch'ien Kuo Fung as        For       For        Management
      Director
3d    Reelect David Gordon Eldon as Director    For       For        Management
4     Reappoint KPMG as Auditors and Authorize  For       For        Management
      Board to Fix Their Remuneration
5     Approve Issuance of Equity or             For       Against    Management
      Equity-Linked Securities without
      Preemptive Rights
6     Approve Repurchase of Up to 10 Percent of For       For        Management
      Issued Capital
7     Authorize Reissuance of Repurchased       For       For        Management
      Shares
8     Amend Articles of Association to Reflect  For       For        Management
      Recent Amendments to the Rules Governing the Listing of Securities on The Stock
      Exchange of Hong Kong Limited and the
      Companies Ordinance




============== JNL/MELLON CAPITAL MANAGEMENT SMALL CAP FUND NY I ===============




============== JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND NY I ==============




============== JNL/MELLON CAPITAL MANAGEMENT THE S&P 10 FUND NY I ==============

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  JNLNY Variable Fund I LLC

By (Signature and Title)          /s/ Robert A. Fritts
                                  --------------------------------------------
                                  Robert A. Fritts, President

Date   August 31, 2004